Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000730044_SupplementTextBlock

Morgan Stanley

September 17, 2013

Supplement

SUPPLEMENT DATED SEPTEMBER 17, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
Dated April 30, 2013

The following changes to the Prospectus are effective October 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley US Government Securities Trust
Expense [Heading]	rr_ExpenseHeading	The first paragraph of the section of the Prospectus entitled "Fund Summary-Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Fund purchased in a single transaction, together with the NAV of all Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the "Permissible Fund Exchanges" section beginning on page 19 of this Prospectus) held in Related Accounts (as defined in the "Share Class Arrangements" section beginning on page 27 of this Prospectus), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your financial advisor and in the "Share Class Arrangements" section beginning on page 27 of this Prospectus and in the "Purchase, Redemption and Pricing of Shares" section beginning on page 43 of the Fund's Statement of Additional Information ("SAI").

All references in the Prospectus to a CDSC with respect to Class A shares are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Fund purchased in a single transaction, together with the NAV of all Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the "Permissible Fund Exchanges" section beginning on page 19 of this Prospectus) held in Related Accounts (as defined in the "Share Class Arrangements" section beginning on page 27 of this Prospectus), amounts to $25,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000